Employee Benefits (Schedule Of Changes In Options Outstanding) (Details)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2012 US Dollar [Member] USD ($)	Dec. 31, 2011 US Dollar [Member] USD ($)	Dec. 31, 2010 US Dollar [Member] USD ($)	Dec. 31, 2012 Eurodollar [Member] EUR (€)	Dec. 31, 2011 Eurodollar [Member] EUR (€)	Dec. 31, 2010 Eurodollar [Member] EUR (€)
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Number of options outstanding, beginning balance (in shares)		515,110	686,060	822,900	1,319,957	759,463	927,258
Number of options granted (in shares)	1,950,300		0	42,000	708,891	687,114	64,500
Options forfeited, Number of options (in shares)		(29,400)	(1,080)	(35,700)	(44,500)	0	(67,185)
Options exercised, Number of options (in shares)	(328,000)	(85,310)	(169,870)	(143,140)	(59,660)	(126,620)	(165,110)
Number of options outstanding, ending balance (in shares)		400,400	515,110	686,060	1,924,688	1,319,957	759,463
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Roll Forward]
Beginning balance, Weighted average exercise price (in euro/dollar per share)		$ 20.83	$ 20.40	$ 19.00	€ 19.08	€ 15.74	€ 14.89
Options granted, Weighted average exercise price (in euro/dollar per share)			$ 0.00	$ 35.01	€ 27.04	€ 22.33	€ 22.53
Options forfeited, Weighted average exercise price (in euro/dollar per share)		$ 20.63	$ 16.65	$ 19.73	€ 15.49	€ 0.00	€ 16.97
Options exercised, Weighted average exercise price (in euro/dollar per share)		$ 20.42	$ 19.10	$ 16.83	€ 15.08	€ 14.82	€ 13.12
Ending balance, Weighted average exercise price (in euro/dollar per share)		$ 20.94	$ 20.83	$ 20.40	€ 22.22	€ 19.08	€ 15.74